Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity File Number	000-28831
Entity Registrant Name	CAPSTONE COMPANIES, INC.
Entity Central Index Key	0000814926
Entity Tax Identification Number	84-1047159
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Number 144-V
Entity Address, Address Line Two	10 Fairway Drive Suite 100
Entity Address, City or Town	Deerfield Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33441
City Area Code	(954)
Local Phone Number	570-8889, ext. 313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false